Taxes (Details 1)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%
Preferential tax rate reduction		1.98%	(0.04%)
Change in valuation allowance		(3.59%)	0.81%
Additional R&D deduction in China		0.61%	(0.61%)
Permanent difference		0.04%	(0.02%)
Tax rate difference outside China	[1]	(24.23%)	(25.14%)
Effective tax rate		(0.19%)

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.